UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	June 30, 2004
Check here if Amendment [    ]; Amendment Number:  _____
	This Amendment (Check only one.):
	[    ] is a restatement.
	[    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:   DDJ Capital Management, LLC
Address:    141 Linden Street, Suite 4, Wellesley, MA  02482-7910
Form 13F File Number:    28-6136

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:   Judy K. Mencher
Title:   Member
Phone:   781-283-8500

Signature, Place, and Date of Signing:
/s/ Judy K. Mencher     Wellesley, MA        August 3 ,2004

Report Type (Check only one.):
[X]     13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.)
[    ]     13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting
manager(s).)
[    ]     13F COMBINATION REPORT.  (Check here if a portion of the
holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        	                0
Form 13F Information Table Entry Total:            	    27
Form 13F Information Table Value Total:      	68,437
List of Other Included Managers:                     	  NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.





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Form 13F Information Table

NAME OF	TITLE OF	CUSIP	VALUE	SHARES/ 	SH/	PUT/	INVSTMT	OTHR	VOTING AUTHORITY
ISSUER	CLASS		(X$1000)	PRN AMT	PRN	CALL	DSCRETN	MNGRS	SOLE	SHRD	NNE

GILAT SATELLITE NETWORKS	SHS
LTD	NEW	M51474118	956	165,668	SH		SOLE		165,668
AES CORPORATION	COM	00130H105	894	90,000	SH		SOLE		90,000
AK STEEL	COM	001547108	527	100,000	SH		SOLE		100,000
ALDERWOODS GROUP INC	COM	014383103	7,908	648,191	SH		SOLE		648,191
AMERICAN DENTAL PARTNERS	COM	025353103	1,383	77,250	SH		SOLE		77,250
AMKOR TECHNOLOGY INC	NOTE 5.750%
	6/0	031652AN0	3,900	4,000	SH		SOLE		4,000
BCE INC	COM	05534B109	2,003	100,000	SH		SOLE		100,000
CV THERAPEUTICS INC	COM	126667104	587	35,000	SH		SOLE		35,000
CARRIAGE SVCS INC	COM	143905107	1,487	295,000	SH		SOLE		295,000
CENVEO INC	COM	15670S105	2,313	789,500	SH		SOLE		789,500
COLLINS & AIKMA	COM NEW	194830204	839	150,000	SH		SOLE		150,000
DOMTAR INC	COM	257561100	484	37,500	SH		SOLE		37,500
EXIDE TECHNOLOGIES	COM NEW	302051206	2,338	114,342	SH		SOLE		114,342
FRIENDLY ICE CREAM CORP	COM	358497105	1,006	76,500	SH		SOLE		 76,500
GAMETECH INC.	COM	36466D102	1,116	200,000	SH		SOLE		200,000
GENESIS HEALTH	COM	37184D101	2,904	100,000	SH		SOLE		100,000
HAMMONS JOHN Q HOTELS INC	CL A	408623106	950	100,000	SH		SOLE		100,000
INTERNET CAP GROUP INC	COM  NEW	46059C205	1,925	250,000	SH		SOLE		250,000
LAKES ENTERTAINMENT INC.	COM	51206P109	289	25,000	SH		SOLE		25,000
MTR GAMING GROUP INC	COM	553769100	4,380	400,000	SH		SOLE		400,000
PRIMEDIA INC	COM	74157K101	556	200,000	SH		SOLE		200,000
RADIOLOGIX INC	COM	75040K109	3,412	754,800	SH		SOLE		754,800
RES-CARE INC	COM	760943100	1,255	98,800	SH		SOLE		98,800
SUNTERRA CORPORATION	COM NEW	86787D208	17,133	1,359,783	SH		SOLE		1,359,783
WYNDHAM	CLA	983101106	2,000	2,000,000	SH		SOLE		2,000,000
YOUBET COM INC	COM	987413101	2,891	700,000	SH		SOLE		700,000
ZILOG  INC	COM PAR
	$0.01	989524301	3,001	273,800	SH		SOLE		273,800
GRAND TOTAL	68,437	9,145,134	9,145,124
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